UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 22.1%
Banks - 13.2%
Banco Macro SA (ADR) (a)	26,829	$1,200,866
Bank Hapoalim BM	556,322	2,821,578
Bank of Baroda	456,250	1,265,668
Bank of China Ltd.-Class H	5,326,000	2,425,815
Bank of Queensland Ltd.	490,170	4,419,493
Danske Bank A/S	218,370	6,753,723
ING Groep NV	424,785	6,508,740
Intesa Sanpaolo SpA	699,830	2,546,232
Mitsubishi UFJ Financial Group, Inc.	1,579,500	10,418,667
Shinhan Financial Group Co., Ltd.	30,530	1,023,782
Sumitomo Mitsui Financial Group, Inc.	53,700	2,191,844
UniCredit SpA	605,740	3,950,918

		45,527,326

Diversified Financial Services - 1.5%
Challenger Ltd./Australia	510,380	2,593,096
ORIX Corp.	194,700	2,609,646

		5,202,742

Insurance - 5.1%
AIA Group Ltd.	591,400	3,263,727
Assicurazioni Generali SpA	307,990	5,632,926
Aviva PLC	313,974	2,311,659
Direct Line Insurance Group PLC	312,376	1,683,767
NN Group NV	101,470	3,096,998
Suncorp Group Ltd.	196,160	1,790,050

		17,779,127

Real Estate Management & Development - 1.9%
Aeon Mall Co., Ltd.	140,100	2,357,043
Cheung Kong Property Holdings Ltd. (a)	142,272	1,002,078
Lend Lease Group	209,296	2,070,952
Wharf Holdings Ltd. (The)	217,000	1,224,186

		6,654,259

Thrifts & Mortgage Finance - 0.4%
LIC Housing Finance Ltd.	222,070	1,478,527

		76,641,981

Consumer Discretionary - 17.9%
Auto Components - 7.7%
Aisin Seiki Co., Ltd.	115,000	4,135,118
Bridgestone Corp.	67,400	2,253,695
Cie Generale des Etablissements Michelin-Class B	17,582	1,697,720
Hankook Tire Co., Ltd.	80,370	2,509,087
Magna International, Inc. (New York)-Class A	76,160	3,746,310
Nokian Renkaat Oyj	60,470	1,629,823
Plastic Omnium SA	80,066	2,067,008
Sumitomo Electric Industries Ltd.	366,400	5,013,839
Valeo SA	28,400	3,556,476

		26,609,076

Company	Shares	U.S. $ Value
Automobiles - 4.8%
Honda Motor Co., Ltd.	209,800	$6,599,065
Isuzu Motors Ltd.	211,000	2,390,240
Peugeot SA (a)	352,820	6,065,645
Tata Motors Ltd. (a)	192,450	993,776
Tata Motors Ltd.-Class A (a)	164,777	590,015

		16,638,741

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	114,700	2,649,737

Media - 2.7%
Liberty Global PLC-Series C (a)	122,258	5,485,716
Vivendi SA	162,193	4,003,380

		9,489,096

Specialty Retail - 1.5%
Foschini Group Ltd. (The)	107,240	1,211,535
Kingfisher PLC	342,360	1,860,568
Yamada Denki Co., Ltd. (b)	499,800	1,922,952

		4,995,055

Textiles, Apparel & Luxury Goods - 0.4%
Kering	8,660	1,482,089

		61,863,794

Industrials - 12.9%
Aerospace & Defense - 2.7%
Airbus Group SE	80,467	5,239,572
Safran SA	51,280	4,000,869

		9,240,441

Airlines - 4.2%
International Consolidated Airlines Group SA (a)	854,540	7,003,756
Japan Airlines Co., Ltd.	102,000	3,619,950
Qantas Airways Ltd. (a)	1,636,223	3,908,599

		14,532,305

Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd.	142,272	1,893,109

Machinery - 1.0%
JTEKT Corp.	243,700	3,421,309

Marine - 1.9%
AP Moeller - Maersk A/S-Class B	962	1,638,349
Nippon Yusen KK	1,904,000	4,992,482

		6,630,831

Professional Services - 0.8%
Adecco SA (REG) (a)	34,790	2,727,172

Road & Rail - 1.8%
Central Japan Railway Co.	38,900	6,368,924

		44,814,091

Company	Shares	U.S. $ Value
Telecommunication Services - 9.4%
Diversified Telecommunication Services - 5.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	829,816	$1,489,705
BT Group PLC	836,960	5,583,514
Nippon Telegraph & Telephone Corp.	202,900	7,739,040
Telefonica Brasil SA (Preference Shares)	200,064	2,228,113
Telenor ASA	85,020	1,690,657

		18,731,029

Wireless Telecommunication Services - 4.0%
China Mobile Ltd.	210,000	2,570,283
SK Telecom Co., Ltd.	6,130	1,262,607
Sunrise Communications Group AG (a)(c)	25,455	1,653,726
Turkcell Iletisim Hizmetleri AS	328,100	1,284,979
Vodafone Group PLC	2,030,136	6,990,651

		13,762,246

		32,493,275

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 1.1%
Hitachi Ltd.	434,000	2,433,434
Largan Precision Co., Ltd.	13,000	1,209,814

		3,643,248

IT Services - 0.5%
Cap Gemini SA	19,220	1,722,932

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Semiconductor Engineering, Inc.	1,102,000	1,112,499
ASM International NV	64,060	2,407,927
Infineon Technologies AG	302,370	3,299,215
Novatek Microelectronics Corp.	494,000	1,657,741
SCREEN Holdings Co., Ltd.	618,000	2,954,366
Sumco Corp.	321,800	2,954,661
Tokyo Electron Ltd.	80,400	4,230,207

		18,616,616

Software - 0.9%
Nintendo Co., Ltd.	15,900	3,271,362

Technology Hardware, Storage & Peripherals - 0.9%
Catcher Technology Co., Ltd.	99,000	1,012,052
Samsung Electronics Co., Ltd.	2,310	2,125,597

		3,137,649

		30,391,807

Energy - 7.4%
Energy Equipment & Services - 0.2%
Aker Solutions ASA (c)	179,780	754,210

Oil, Gas & Consumable Fuels - 7.2%
BG Group PLC	444,320	6,743,698
JX Holdings, Inc.	1,469,700	5,686,909
Lukoil PJSC (London) (Sponsored ADR)	30,360	1,172,200
Petroleo Brasileiro SA (Sponsored ADR) (a)	272,100	1,371,384
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	148,203	3,890,352

Company	Shares	U.S. $ Value
Total SA	127,010	$5,855,974

		24,720,517

		25,474,727

Consumer Staples - 5.8%
Beverages - 0.4%
Asahi Group Holdings Ltd.	43,100	1,419,301

Food & Staples Retailing - 1.6%
Delhaize Group	60,340	5,399,015

Household Products - 0.8%
Reckitt Benckiser Group PLC	29,650	2,597,767

Tobacco - 3.0%
British American Tobacco PLC	149,840	7,934,389
Imperial Tobacco Group PLC	53,910	2,594,898

		10,529,287

		19,945,370

Health Care - 5.5%
Pharmaceuticals - 5.5%
GlaxoSmithKline PLC	405,930	8,288,122
Roche Holding AG	40,170	10,935,253

		19,223,375

Materials - 5.0%
Chemicals - 3.6%
Arkema SA	50,101	3,529,282
Incitec Pivot Ltd.	600,627	1,497,383
JSR Corp.	255,900	4,011,719
Koninklijke DSM NV	65,321	3,431,169

		12,469,553

Metals & Mining - 0.3%
Novolipetsk Steel OJSC (GDR) (c)	102,000	1,214,913

Paper & Forest Products - 1.1%
Mondi PLC	163,082	3,665,061

		17,349,527

Utilities - 3.7%
Electric Utilities - 3.3%
EDP - Energias de Portugal SA	1,625,866	5,677,473
Electricite de France SA	144,990	3,127,563
Enel SpA	589,396	2,650,367

		11,455,403

Independent Power and Renewable Electricity Producers - 0.4%
Huadian Power International Corp., Ltd.-Class H	1,890,000	1,539,504

		12,994,907

Total Common Stocks (cost $350,436,130)		341,192,854

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (d)(e) (cost $0) ^	0	**	$0	^

Total Investments Before Security Lending Collateral for Securities Loaned - 98.5% (cost $350,436,130)			341,192,854

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AB Exchange Reserves-Class I, 0.11% (d)(e) (cost $1,922,478)	1,922,478		1,922,478

Total Investments - 99.0% (cost $352,358,608) (f)			343,115,332
Other assets less liabilities - 1.0% (g)			3,398,927

Net Assets - 100.0%			$346,514,259

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	14	September 2015	$1,906,266	$1,770,858	$(135,408)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	2,443,440	USD	19,928	9/17/15	$(230,350)
Barclays Bank PLC	TWD	262,311	USD	8,539	9/17/15	461,935
Barclays Bank PLC	USD	9,716	CHF	8,997	9/17/15	(403,753)
Barclays Bank PLC	USD	2,779	EUR	2,454	9/17/15	(24,460)
Barclays Bank PLC	USD	9,495	JPY	1,177,033	9/17/15	215,348
Barclays Bank PLC	USD	1,006	TWD	30,985	9/17/15	(52,109)
BNP Paribas SA	EUR	2,196	USD	2,396	9/17/15	(68,840)
BNP Paribas SA	HKD	57,616	USD	7,431	9/17/15	(2,810)
BNP Paribas SA	USD	11,373	GBP	7,445	9/17/15	50,173
BNP Paribas SA	USD	10,156	GBP	6,559	9/17/15	(92,079)
Citibank	RUB	123,988	USD	2,149	9/10/15	222,838
Citibank	CAD	1,440	USD	1,107	9/17/15	12,777
Citibank	USD	1,424	CAD	1,763	9/17/15	(83,961)
Deutsche Bank AG	GBP	1,370	USD	2,102	9/17/15	(341)
Deutsche Bank AG	JPY	197,013	USD	1,578	9/17/15	(47,476)
Goldman Sachs Bank USA	AUD	1,786	USD	1,316	9/17/15	46,020
Goldman Sachs Bank USA	JPY	307,742	USD	2,545	9/17/15	5,800
Goldman Sachs Bank USA	JPY	1,509,221	USD	12,203	9/17/15	(248,225)
Goldman Sachs Bank USA	KRW	5,281,772	USD	4,743	9/17/15	277,855
Goldman Sachs Bank USA	USD	1,720	CNY	10,595	9/17/15	(66,892)
Goldman Sachs Bank USA	AUD	1,852	USD	1,359	12/15/15	47,379

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	ILS	8,261	USD	2,160	9/17/15	$54,507
HSBC Bank USA	USD	5,587	HKD	43,329	9/17/15	3,347
Morgan Stanley & Co., Inc.	AUD	1,491	USD	1,135	9/17/15	74,389
Morgan Stanley & Co., Inc.	CAD	4,455	USD	3,642	9/17/15	256,152
Morgan Stanley & Co., Inc.	SEK	33,731	USD	3,975	9/17/15	(10,522)
Morgan Stanley & Co., Inc.	USD	15,519	EUR	14,078	9/17/15	281,955
Morgan Stanley & Co., Inc.	USD	6,716	SEK	55,618	9/17/15	(143,807)
Morgan Stanley & Co., Inc.	USD	1,139	TWD	35,994	9/17/15	(30,577)
Morgan Stanley & Co., Inc.	JPY	893,661	USD	7,202	12/15/15	(181,661)
Northern Trust Co.	GBP	838	USD	1,290	9/17/15	3,927
Royal Bank of Scotland PLC	CHF	1,412	USD	1,449	9/17/15	(12,057)
Royal Bank of Scotland PLC	CNY	10,595	USD	1,718	9/17/15	65,078
Royal Bank of Scotland PLC	GBP	9,127	USD	14,197	9/17/15	192,451
Royal Bank of Scotland PLC	JPY	711,443	USD	5,911	9/17/15	41,769
Royal Bank of Scotland PLC	TWD	30,626	USD	990	9/17/15	46,524
Royal Bank of Scotland PLC	USD	7,844	AUD	10,174	9/17/15	(608,958)
Royal Bank of Scotland PLC	USD	3,663	JPY	444,213	9/17/15	2,071
Royal Bank of Scotland PLC	USD	8,259	SEK	68,142	9/17/15	(207,963)
Royal Bank of Scotland PLC	USD	1,104	TWD	34,226	9/17/15	(50,566)
Royal Bank of Scotland PLC	CNY	40,393	USD	6,231	12/15/15	15,469
Standard Chartered Bank	BRL	11,288	USD	3,095	9/02/15	(17,113)
Standard Chartered Bank	USD	3,170	BRL	11,288	9/02/15	(57,382)
Standard Chartered Bank	AUD	6,897	USD	5,071	9/17/15	166,468
Standard Chartered Bank	HKD	7,678	USD	990	9/17/15	(436)
Standard Chartered Bank	KRW	1,758,878	USD	1,563	9/17/15	76,345
Standard Chartered Bank	USD	18,619	JPY	2,300,759	9/17/15	362,800
Standard Chartered Bank	USD	2,568	NZD	3,592	9/17/15	(293,982)
Standard Chartered Bank	BRL	11,288	USD	3,137	10/02/15	57,381
State Street Bank & Trust Co.	CHF	870	USD	920	9/17/15	19,202
State Street Bank & Trust Co.	EUR	2,288	USD	2,531	9/17/15	(37,392)
State Street Bank & Trust Co.	NZD	3,592	USD	2,436	9/17/15	162,455
State Street Bank & Trust Co.	USD	8,812	EUR	7,976	9/17/15	140,339
UBS AG	BRL	11,288	USD	3,354	9/02/15	241,021
UBS AG	USD	3,095	BRL	11,288	9/02/15	17,113
UBS AG	CHF	6,446	USD	6,920	9/17/15	248,776
UBS AG	EUR	4,244	USD	4,859	9/17/15	96,058
UBS AG	EUR	7,141	USD	7,998	9/17/15	(17,041)
UBS AG	GBP	1,739	USD	2,736	9/17/15	67,944
UBS AG	USD	4,319	CHF	4,032	9/17/15	(146,092)
UBS AG	USD	10,280	GBP	6,621	9/17/15	(121,270)
UBS AG	USD	6,072	EUR	5,439	12/15/15	42,130

						$817,681

^	Less than $0.50.
**	Less than 0.50 shares.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $3,622,849 or 1.0% of net assets.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,104,100 and gross unrealized depreciation of investments was $(35,347,376), resulting in net unrealized depreciation of $(9,243,276).
(g)	An amount of U.S. $97,186 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

Country Breakdown* August 31, 2015 (unaudited)

28.0%	Japan
17.3%	United Kingdom
12.4%	France
5.7%	Netherlands
4.8%	Australia
4.5%	Switzerland
4.3%	Italy
2.4%	Denmark
2.2%	Hong Kong
2.0%	South Korea
1.9%	China
1.7%	Portugal
1.6%	Belgium
1.5%	Taiwan
9.7%	Other

100.0%

*	All data are as of August 31, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following countries: Argentina, Brazil, Canada, Finland, Germany, India, Israel, Norway, Russia, South Africa, Turkey and United States.

AB International Value Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,200,866		$75,441,115		$	– 0	–	$76,641,981
Consumer Discretionary	9,232,026		52,631,768			– 0	–	61,863,794
Industrials	– 0	–	44,814,091			– 0	–	44,814,091
Telecommunication Services	3,881,839		28,611,436			– 0	–	32,493,275
Information Technology	– 0	–	30,391,807			– 0	–	30,391,807
Energy	2,543,584		22,931,143			– 0	–	25,474,727
Consumer Staples	– 0	–	19,945,370			– 0	–	19,945,370
Health Care	– 0	–	19,223,375			– 0	–	19,223,375
Materials	– 0	–	17,349,527			– 0	–	17,349,527
Utilities	– 0	–	12,994,907			– 0	–	12,994,907
Short-Term Investments	– 0	–^	– 0	–		– 0	–	– 0	–^
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,922,478		– 0	–		– 0	–	1,922,478

Total Investments in Securities	18,780,793		324,334,539	+		– 0	–	343,115,332
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	4,075,796			– 0	–	4,075,796
Liabilities:
Futures	– 0	–	(135,408)			– 0	–	(135,408)
Forward Currency Exchange Contracts	– 0	–	(3,258,115)			– 0	–	(3,258,115)

Total**	$18,780,793		$325,016,812		$	– 0	–	$343,797,605

^	Less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available
**	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Discovery Value Fund

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 28.5%
Banks - 9.5%
Associated Banc-Corp	993,275	$18,236,529
Comerica, Inc.	781,770	34,397,880
First Niagara Financial Group, Inc.	2,143,580	19,828,115
Fulton Financial Corp.	1,451,190	17,646,471
Huntington Bancshares, Inc./OH	2,850,430	31,098,191
Synovus Financial Corp.	713,130	21,700,546
Texas Capital Bancshares, Inc. (a)	385,850	20,781,881
Webster Financial Corp.	577,040	20,415,675
Zions Bancorporation	1,207,369	35,013,701

		219,118,989

Capital Markets - 1.0%
E*TRADE Financial Corp. (a)	872,960	22,950,118

Consumer Finance - 0.9%
SLM Corp. (a)	2,491,920	21,131,482

Insurance - 10.4%
American Financial Group, Inc./OH	509,450	35,182,617
Aspen Insurance Holdings Ltd.	742,580	34,091,848
CNO Financial Group, Inc.	1,845,290	33,012,238
First American Financial Corp.	888,700	34,534,882
Hanover Insurance Group, Inc. (The)	426,030	33,613,767
StanCorp Financial Group, Inc.	327,938	37,289,830
Validus Holdings Ltd.	770,800	34,131,024

		241,856,206

Real Estate Investment Trusts (REITs) - 5.4%
DDR Corp.	1,301,690	19,902,840
Gramercy Property Trust, Inc.	915,910	20,250,770
LTC Properties, Inc.	689,430	28,121,850
Mid-America Apartment Communities, Inc.	280,540	22,047,639
RLJ Lodging Trust	849,710	23,401,013
STAG Industrial, Inc.	695,750	11,869,495

		125,593,607

Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd. (a)	1,147,647	30,745,463

		661,395,865

Information Technology - 18.9%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	1,961,450	20,889,443
Finisar Corp. (a)(b)	1,749,440	26,993,859
Polycom, Inc. (a)	1,774,650	19,095,234

		66,978,536

Electronic Equipment, Instruments & Components - 8.0%
Arrow Electronics, Inc. (a)	422,529	23,627,822
Avnet, Inc.	843,830	35,778,392
CDW Corp./DE	884,840	35,172,390
Celestica, Inc. (a)	1,244,360	15,193,636
Insight Enterprises, Inc. (a)	484,763	12,269,351

Company	Shares	U.S. $ Value
Keysight Technologies, Inc. (a)	783,890	25,115,836
TTM Technologies, Inc. (a)	1,890,520	12,893,346
Vishay Intertechnology, Inc. (b)	2,698,750	26,663,650

		186,714,423

IT Services - 3.5%
Amdocs Ltd.	407,130	23,291,907
Booz Allen Hamilton Holding Corp.	1,279,830	34,171,461
Genpact Ltd. (a)	1,049,150	24,130,450

		81,593,818

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(b)	3,361,990	6,085,202
Fairchild Semiconductor International, Inc. (a)	2,299,140	31,268,304
Lam Research Corp.	239,770	17,448,063

		54,801,569

Software - 0.7%
Electronic Arts, Inc. (a)	250,610	16,577,851

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	1,340,410	33,630,887

		440,297,084

Consumer Discretionary - 17.9%
Auto Components - 3.1%
Dana Holding Corp.	1,463,890	25,676,631
Lear Corp.	245,670	25,252,419
Tenneco, Inc. (a)	448,310	21,092,985

		72,022,035

Hotels, Restaurants & Leisure - 1.4%
Bloomin’ Brands, Inc.	1,598,320	33,085,224

Household Durables - 3.1%
Helen of Troy Ltd. (a)	232,390	19,785,685
Meritage Homes Corp. (a)	703,208	29,633,185
PulteGroup, Inc.	1,080,310	22,351,614

		71,770,484

Media - 1.2%
Cable One, Inc. (a)	30,974	12,864,741
Scholastic Corp.	346,600	14,976,586

		27,841,327

Multiline Retail - 2.6%
Big Lots, Inc. (b)	822,230	39,458,818
Dillard’s, Inc.-Class A	210,800	19,501,108

		58,959,926

Specialty Retail - 5.1%
Caleres, Inc.	624,510	20,796,183
Children’s Place, Inc. (The)	476,270	28,538,098
GameStop Corp.-Class A (b)	604,700	25,687,656

Company	Shares	U.S. $ Value
Murphy USA, Inc. (a)	37,900	1,937,069
Office Depot, Inc. (a)	3,127,380	24,800,123
Pier 1 Imports, Inc. (b)	1,586,910	16,154,744

		117,913,873

Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	2,264,360	33,354,023

		414,946,892

Industrials - 14.1%
Aerospace & Defense - 1.0%
Spirit AeroSystems Holdings, Inc.-Class A (a)	473,040	24,177,074

Construction & Engineering - 4.6%
AECOM (a)	1,017,032	27,968,380
EMCOR Group, Inc.	708,740	32,665,827
Granite Construction, Inc.	801,630	27,656,235
Tutor Perini Corp. (a)	1,051,100	18,604,470

		106,894,912

Electrical Equipment - 1.9%
General Cable Corp.	832,670	12,115,348
Regal Beloit Corp.	460,610	30,708,869

		42,824,217

Machinery - 2.7%
ITT Corp.	635,147	23,760,849
Oshkosh Corp.	708,060	29,773,923
Terex Corp.	403,463	9,412,792

		62,947,564

Road & Rail - 2.0%
Con-way, Inc.	516,071	18,165,699
Ryder System, Inc.	344,110	28,206,697

		46,372,396

Trading Companies & Distributors - 1.9%
MRC Global, Inc. (a)	1,572,630	20,428,464
WESCO International, Inc. (a)(b)	440,720	24,667,098

		45,095,562

		328,311,725

Utilities - 5.2%
Electric Utilities - 2.5%
PNM Resources, Inc.	1,181,993	30,270,841
Westar Energy, Inc.	733,080	26,794,074

		57,064,915

Gas Utilities - 2.7%
Southwest Gas Corp.	555,150	30,583,213

Company	Shares	U.S. $ Value
UGI Corp.	979,837	33,392,845

		63,976,058

		121,040,973

Materials - 4.6%
Chemicals - 1.9%
A. Schulman, Inc.	766,950	26,329,394
Huntsman Corp.	1,006,440	16,636,453

		42,965,847

Containers & Packaging - 1.9%
Avery Dennison Corp.	388,250	22,549,560
Graphic Packaging Holding Co.	1,456,630	20,538,483

		43,088,043

Metals & Mining - 0.8%
Steel Dynamics, Inc.	1,000,020	19,480,389

		105,534,279

Health Care - 3.6%
Health Care Providers & Services - 3.6%
LifePoint Health, Inc. (a)	401,877	31,398,650
Molina Healthcare, Inc. (a)	274,610	20,483,160
WellCare Health Plans, Inc. (a)	360,360	32,673,841

		84,555,651

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Noble Energy, Inc.	814,636	27,216,989
QEP Resources, Inc.	1,663,740	23,358,910
SM Energy Co.	856,270	31,425,109

		82,001,008

Consumer Staples - 2.5%
Food Products - 2.5%
Dean Foods Co.	1,347,146	22,174,023
Ingredion, Inc.	423,960	36,604,707

		58,778,730

Total Common Stocks (cost $2,095,722,416)		2,296,862,207

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (c)(d) (cost $68,150,547)	68,150,547	68,150,547

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 101.7% (cost $2,163,872,963)		2,365,012,754

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
Investment Companies - 2.6%
AB Exchange Reserves-Class I, 0.11% (c)(d) (cost $61,226,413)	61,226,413	61,226,413

Total Investments - 104.3% (cost $2,225,099,376) (e)		2,426,239,167
Other assets less liabilities - (4.3)%		(100,661,956)

Net Assets - 100.0%		$2,325,577,211

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $365,194,040 and gross unrealized depreciation of investments was $(164,054,249), resulting in net unrealized appreciation of $201,139,791.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Discovery Value Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,296,862,207		$	– 0	–	$	– 0	–	$2,296,862,207
Short-Term Investments	68,150,547			– 0	–		– 0	–	68,150,547
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	61,226,413			– 0	–		– 0	–	61,226,413

Total Investments in Securities	2,426,239,167			– 0	–		– 0	–	2,426,239,167
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,426,239,167		$	– 0	–	$	– 0	–	$2,426,239,167

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Value Fund

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 30.1%
Banks - 14.4%
Bank of America Corp.	767,568	$12,542,061
Citigroup, Inc.	126,330	6,756,129
Citizens Financial Group, Inc.	250,387	6,214,605
Comerica, Inc.	45,300	1,993,200
Fifth Third Bancorp	25,700	511,944
JPMorgan Chase & Co.	157,393	10,088,891
KeyCorp	38,700	531,738
PNC Financial Services Group, Inc. (The)	22,100	2,013,752
SunTrust Banks, Inc.	22,060	890,562
US Bancorp	17,400	736,890
Wells Fargo & Co.	258,809	13,802,284

		56,082,056

Capital Markets - 2.3%
Bank of New York Mellon Corp. (The)	48,200	1,918,360
Goldman Sachs Group, Inc. (The)	18,377	3,465,902
Morgan Stanley	63,031	2,171,418
State Street Corp.	17,100	1,229,832

		8,785,512

Consumer Finance - 3.5%
Capital One Financial Corp.	95,056	7,390,604
Discover Financial Services	56,167	3,017,853
Springleaf Holdings, Inc. (a)	72,644	3,251,545

		13,660,002

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc.-Class B (a)	25,800	3,458,232
Voya Financial, Inc.	101,909	4,390,240

		7,848,472

Insurance - 7.4%
ACE Ltd.	14,200	1,450,672
Allstate Corp. (The)	115,900	6,754,652
American Financial Group, Inc./OH	55,000	3,798,300
American International Group, Inc.	56,700	3,421,278
Aon PLC	50,100	4,681,344
First American Financial Corp.	29,939	1,163,430
Hanover Insurance Group, Inc. (The)	35,900	2,832,510
MetLife, Inc.	38,260	1,916,826
Progressive Corp. (The)	25,000	749,000
Travelers Cos., Inc. (The)	17,700	1,762,035
Unum Group	12,800	429,312

		28,959,359

Real Estate Investment Trusts (REITs) - 0.5%
RLJ Lodging Trust	68,016	1,873,161

		117,208,562

Consumer Discretionary - 13.1%
Auto Components - 2.0%
Lear Corp.	38,922	4,000,792

Company	Shares	U.S. $ Value
Magna International, Inc. (New York)-Class A	78,322	3,852,659

		7,853,451

Automobiles - 1.0%
Ford Motor Co.	155,376	2,155,065
General Motors Co.	63,270	1,862,669

		4,017,734

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	17,669	869,845

Media - 2.3%
Comcast Corp.-Class A	58,376	3,288,320
Thomson Reuters Corp.	14,644	568,480
Time Warner, Inc.	65,592	4,663,591
Twenty-First Century Fox, Inc.-Class A	16,424	449,854

		8,970,245

Multiline Retail - 3.6%
Dollar General Corp.	50,167	3,736,940
Kohl’s Corp.	82,774	4,223,957
Macy’s, Inc.	34,454	2,019,349
Target Corp.	48,950	3,803,904

		13,784,150

Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	79,795	1,358,111
Foot Locker, Inc.	45,237	3,202,327
GameStop Corp.-Class A (b)	95,572	4,059,899
Office Depot, Inc. (a)	332,896	2,639,865
Ross Stores, Inc.	40,080	1,948,690
Staples, Inc.	156,781	2,227,858

		15,436,750

		50,932,175

Health Care - 12.7%
Biotechnology - 1.1%
Gilead Sciences, Inc.	39,433	4,143,225

Health Care Providers & Services - 4.3%
Aetna, Inc.	61,113	6,998,661
Anthem, Inc.	22,342	3,151,339
Quest Diagnostics, Inc.	35,167	2,384,323
UnitedHealth Group, Inc.	35,642	4,123,779

		16,658,102

Pharmaceuticals - 7.3%
Johnson & Johnson	120,100	11,286,998
Merck & Co., Inc.	104,357	5,619,624
Pfizer, Inc.	356,853	11,497,804

		28,404,426

		49,205,753

Company	Shares	U.S. $ Value
Information Technology - 12.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	210,395	5,445,023

Electronic Equipment, Instruments & Components - 0.9%
Keysight Technologies, Inc. (a)	111,293	3,565,828

IT Services - 1.2%
Booz Allen Hamilton Holding Corp.	47,197	1,260,160
Xerox Corp.	335,968	3,416,794

		4,676,954

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	260,437	4,189,129
Fairchild Semiconductor International, Inc. (a)	59,154	804,494
Intel Corp.	176,933	5,049,668

		10,043,291

Software - 4.0%
Electronic Arts, Inc. (a)	29,290	1,937,534
Microsoft Corp.	205,873	8,959,593
Oracle Corp.	128,002	4,747,594

		15,644,721

Technology Hardware, Storage & Peripherals - 2.0%
Hewlett-Packard Co.	267,768	7,513,570

		46,889,387

Energy - 10.8%
Energy Equipment & Services - 0.2%
National Oilwell Varco, Inc.	16,894	715,123

Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	5,932	480,433
Denbury Resources, Inc. (b)	98,856	429,035
EOG Resources, Inc.	75,837	5,938,796
Exxon Mobil Corp.	165,688	12,466,365
Hess Corp.	80,852	4,806,651
Marathon Petroleum Corp.	59,586	2,819,014
Murphy Oil Corp.	103,144	3,197,464
Occidental Petroleum Corp.	32,331	2,360,486
SM Energy Co.	87,013	3,193,377
Valero Energy Corp.	94,204	5,590,065

		41,281,686

		41,996,809

Industrials - 7.3%
Aerospace & Defense - 1.9%
General Dynamics Corp.	12,500	1,775,375
L-3 Communications Holdings, Inc.	39,632	4,179,987
Northrop Grumman Corp.	8,000	1,309,920

		7,265,282

Airlines - 2.1%
Delta Air Lines, Inc.	88,041	3,854,435

Company	Shares	U.S. $ Value
JetBlue Airways Corp. (a)	191,597	4,276,445

		8,130,880

Commercial Services & Supplies - 0.2%
Waste Management, Inc.	17,441	873,096

Electrical Equipment - 1.3%
Eaton Corp. PLC	88,459	5,047,471

Industrial Conglomerates - 1.1%
General Electric Co.	165,925	4,118,258

Machinery - 0.7%
ITT Corp.	78,072	2,920,674

		28,355,661

Utilities - 6.2%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	60,400	3,279,116
Edison International	84,900	4,964,952
FirstEnergy Corp.	17,246	551,182
Westar Energy, Inc.	60,200	2,200,310

		10,995,560

Gas Utilities - 0.8%
UGI Corp.	91,724	3,125,954

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp./VA	187,231	2,246,772
Calpine Corp. (a)	242,782	3,869,945

		6,116,717

Multi-Utilities - 1.0%
PG&E Corp.	60,414	2,995,326
Public Service Enterprise Group, Inc.	20,900	841,225

		3,836,551

		24,074,782

Consumer Staples - 3.1%
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	30,725	1,988,829

Food Products - 0.8%
Archer-Daniels-Midland Co.	24,700	1,111,253
Bunge Ltd.	6,122	443,539
Ingredion, Inc.	16,398	1,415,803

		2,970,595

Household Products - 0.7%
Procter & Gamble Co. (The)	41,247	2,914,926

Tobacco - 1.1%
Altria Group, Inc.	77,296	4,141,520

		12,015,870

Materials - 2.7%
Chemicals - 2.6%
CF Industries Holdings, Inc.	102,651	5,890,114

Company	Shares	U.S. $ Value
LyondellBasell Industries NV-Class A	49,700	4,243,386

		10,133,500

Metals & Mining - 0.1%
Alcoa, Inc.	48,300	456,435

		10,589,935

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	59,108	1,962,386

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC (Sponsored ADR)	95,800	3,303,184

		5,265,570

Total Common Stocks (cost $355,233,576)		386,534,504

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (c)(d) (cost $3,739,927)	3,739,927	3,739,927

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $358,973,503)		390,274,431

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves-Class I, 0.11% (c)(d) (cost $4,516,320)	4,516,320	4,516,320

Total Investments - 101.6% (cost $363,489,823) (e)		394,790,751
Other assets less liabilities - (1.6)%		(6,147,840)

Net Assets - 100.0%		$388,642,911

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,639,752 and gross unrealized depreciation of investments was $(20,338,824), resulting in net unrealized appreciation of $31,300,928.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$386,534,504	$	– 0	–	$	– 0	–	$386,534,504
Short-Term Investments	3,739,927		– 0	–		– 0	–	3,739,927
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,516,320		– 0	–		– 0	–	4,516,320

Total Investments in Securities	394,790,751		– 0	–		– 0	–	394,790,751
Other Financial Instruments**			– 0	–		– 0	–	– 0	–

Total+	$394,790,751	$	– 0	–	$	– 0	–	$394,790,751

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015